Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net income	$ 3,876,680	$ 1,291,667	$ 969,752
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	294,611	10,567	8,393
Amortization of right-of-use assets	77,144
Provision for doubtful accounts	19,496
Share-based payment	58,602
Change in fair value of warrant liability	(6,761,462)
Issuance costs allocated to warrant liability	919,054
Changes in operating assets and liabilities:
Accounts receivable	(253,988)	(217,900)	(4,279)
Advances to suppliers	(548,581)	(2,723,828)	(2,473,178)
Prepayments, receivables and other assets	(777)	(175,298)	51,862
Accounts payable	(496,835)	623,168	(1,201,034)
Advance from customers	(642,103)	(328,077)	1,393,774
Accrued expenses and other liabilities	(104,501)	60,069	14,406
Amounts due to related parties, current	55,933
Taxes payable	267,330	708,658	330,316
Long-term prepaid expenses	(39,566)
Operating lease right-of-use assets		(90,377)	(7,618)
Operating lease liabilities	(77,144)	90,377	29,402
Salary and welfare payable	(1,975)	3,398	16,072
Net cash used in operating activities	(3,358,082)	(747,576)	(872,132)
Cash flows from investing activities
Purchase of property and equipment		(55,367)	(45,500)
Purchases of intangible assets	(2,080,000)
Repayments of third parties	1,000,000
Loans to third parties	(2,500,000)	(3,073,684)
Net cash used in investing activities	(3,580,000)	(3,129,051)	(45,500)
Cash flows from financing activities
Proceeds from short-term borrowings	2,033,970	478,404	453,123
Repayment of short-term borrowings	(1,248,669)	(115,934)	(345,604)
(Repayment of ) due to a related party		(14,329)	21,038
Capital contribution	10,955,666
Proceeds from IPO (a shareholder)		8,975,416	1,994,258
Proceeds from long-term borrowings			259,311
Deferred listing costs	(2,838,500)		(579,558)
Net cash provided by financing activities	8,902,467	9,323,557	1,802,568
Effect of foreign exchange rate on cash and restricted cash	(1,657)	5,601	24,756
Net increase in cash	1,962,727	5,452,531	909,692
Cash at the beginning of the year	6,655,734	1,203,203	293,511
Cash at the end of the year	8,618,461	6,655,734	1,203,203
Supplemental disclosures of non-cash investing and financing transactions:
Right-of-use assets obtained in exchange for new operating lease liabilities	79,174		89,544
Liability extinguished upon exercise of warrants	9,748,638
Initial issuance cost of warrants allocated to equity	125,312
Supplemental disclosures of cash flow information:
Income taxes paid	7,332	27,570
Interest paid	$ 43,307	$ 37,265	$ 19,775